CONSOLIDATED BALANCE SHEETS	Jun. 30, 2025 USD ($)
ASSETS
Cash and cash equivalents	$ 7,533,690
Cash segregated - customers	21,874,954
Cash segregated - PAB	200,575
Receivables - broker-dealers and clearing organizations	4,179,625
Receivables - customers, net of allowance for credit losses of $401,128	320,815
Other receivables	251,099
Prepaids	573,175
Trading securities, market value, net	5
Total Current Assets	34,933,938
Operating lease right to use lease asset	179,267
Customer list, net	12,932,106
Goodwill	6,142,525
Pacsquare asset purchase	1,785,104
Bank acquisition deposit	63,645
Cash deposits - broker-dealers and clearing organizations	4,265,000
Other assets	591,248
TOTAL ASSETS	60,892,833
LIABILITIES AND STOCKHOLDERS' DEFICIT
Payables to customers	23,935,348
Accounts and payables to officers/directors	199,088
Accounts payable and accrued expenses	6,194,311
Payables - broker-dealers and clearing organizations	497,660
Commissions, payroll and payroll taxes	395,214
Current portion of lease liability	111,983
Promissory notes	1,207,797
Current portion of long-term merger financing, net	980,106
Merger financing payable	1,618,575
Tau agreement	539,787
Subscription agreement	2,489,945
Excise tax payable	2,611,618
Total Current Liabilities	41,003,400
Accrued contingent liability	100,000
Long-term secured convertible note, net	8,909,070
Long-term convertible notes, net	718,866
Derivative liability - warrants	123,062
Earnout - liability	11,369,000
Deferred income tax liability	3,366,137
Subordinated borrowings	1,930,000
Trading account deposit	100,000
Long-term lease liability	70,746
TOTAL LIABILITIES	67,690,281
Commitments and Contingencies (Note 9)
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued or outstanding
Common stock, $0.0001 par value; 500,000,000 shares authorized; 126,819,145 and 40,165,602 shares issued and outstanding at September 30, 2025 and June 30, 2025, respectively	4,016
Stock subscription receivable	(41,089)
Additional paid-in-capital	135,763,445
Accumulated Deficit	(142,523,820)
TOTAL STOCKHOLDERS' DEFICIT	(6,797,448)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	60,892,833
Customer list
ASSETS
Intangible assets, net	12,932,106
Developed technology
ASSETS
Intangible assets, net	1,785,104
Merger financing
LIABILITIES AND STOCKHOLDERS' DEFICIT
Derivative liability	63,696
Convertible notes
LIABILITIES AND STOCKHOLDERS' DEFICIT
Derivative liability	103,185
Related Party
LIABILITIES AND STOCKHOLDERS' DEFICIT
Stock payable	$ 55,087